Risk/Return Summary - Redwood Managed Volatility Portfolio	Total
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Redwood Managed Volatility Portfolio (the “Portfolio”) seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Expense [Heading]	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. If these expenses and changes were included, the Portfolio’s annual operating expenses would be higher. For information on these charges, please refer to the applicable contract or policy prospectus.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Redwood Managed Volatility Portfolio		Class I	Class N
Management Fees		1.25%	1.25%
Distribution (12b-1) Fees		none	0.50%
Other Expenses		0.99%	0.99%
Acquired Fund Fees and Expenses	[1]	0.55%	0.55%
Total Annual Fund Operating Expenses		2.79%	3.29%
Expense Waiver		(0.75%)	(0.75%)
Total Annual Fund Operating Expenses After Expense Waiver	[2]	2.04%	2.54%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[2]	The Portfolio's adviser has contractually agreed to reduce the Portfolio's fees and/or absorb expenses of the Portfolio until at least May 1, 2021 to ensure that total annual fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) will not exceed 1.49% and 1.99% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days' written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance, policy that may use the Portfolio as its underlying investment medium. If these fees and expenses were included, then the expenses would be higher. Although your actual costs may be higher or lower, the Example shows what your costs would be based upon these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Expense Example, With Redemption [Table]
Expense Example - Redwood Managed Volatility Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	207	794	1,408	3,064
Class N	257	943	1,652	3,535

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. For the fiscal year ended December 31, 2019 the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

To pursue its investment objective the Portfolio uses a trend-following strategy that seeks to identify the critical turning points in the markets for high yield bonds (also known as “junk bonds”) and bank loans. The Portfolio’s adviser, Redwood Investment Management, LLC (“Redwood” or the “Adviser”) uses a quantitative program that seeks to invest in diversified high yield bond funds, bank loan funds, multi-sector bond funds and other fixed income funds with similar characteristics when the high yield bond and bank loan markets are trending upwards, and short-term fixed income securities when the high yield bond and bank loan markets are trending downwards.

Depending on market conditions, the Portfolio may be invested: (i) primarily in high yield bond funds, bank loan funds, multi-sector bond funds and other fixed income funds with similar characteristics; (ii) primarily in short-term fixed income securities; or (iii) a combination of (i) and (ii). The Portfolio also can invest in other income-oriented funds. By tactically allocating its investments, the Portfolio seeks to reduce its exposure to declines in the high yield bond and bank loan markets, thereby seeking to limit downside volatility and downside loss in down-trending markets. To seek greater investment exposure to the Portfolio’s strategies, the Portfolio has the ability under federal law to leverage its portfolio by borrowing money from a bank in an amount of up to one-third of its assets (which includes the borrowed amount).

The Portfolio gains exposure to the high yield bond and bank loan markets through investments in investment companies, including open-end mutual funds, exchange-traded funds (“ETFs”), and closed-end funds, including business development companies. The investment companies in which the Portfolio invests may invest in securities of any maturity or quality, including securities rated below investment grade. The Portfolio may gain exposure to foreign (non-U.S.) securities, including emerging market securities, to the extent the Portfolio invests in other investment companies that hold securities of foreign (non-U.S.) issuers. The short-term fixed income securities in which the Portfolio invests may include corporate bonds and other corporate debt securities, asset-backed securities, securities issued by the U.S. government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash. The Portfolio may also invest in money market funds or other investment companies whose assets are comprised primarily of short-term fixed income securities. The Portfolio may invest in short-term fixed income securities of any maturity and credit quality, including securities rated below investment grade (“junk bonds”).

The Adviser employs a total return and downside volatility management investment approach, which seeks to reduce exposure to losses in the markets while capturing gains during up-trends in these markets. However, the Portfolio’s downside volatility may be higher than the general global equity, fixed income, currency and commodity markets over short-term periods.

The Portfolio may invest directly or indirectly in various types of derivatives, including credit default swaps and total return swap contracts, as a substitute for making direct investments in underlying instruments or to reduce certain investment exposures. A credit default swap is a contract that enables an investor to buy or sell protection against a pre-determined issuer credit event. A total return swap is a contract that exchanges a floating rate for the total return of a security or index. While Federal law limits the Portfolio’s bank borrowings to one-third of the Portfolio’s assets (which includes the borrowed amount), the use of derivatives is not limited in the same manner. Federal law generally requires the Portfolio to segregate or “earmark” liquid assets or otherwise cover the market exposure of its derivatives, including swap contracts, credit default swaps, and swaptions. The Portfolio may borrow money to enter into swap contracts that may leverage the Portfolio’s portfolio to a significant degree. In addition, the Portfolio may engage in active and frequent trading.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. An investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. The Portfolio is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Portfolio’s net asset value and performance. Each risk summarized below is a principal risk of investing in the Portfolio and different risks may be more significant at different times depending upon market conditions or other factors.

The Portfolio may invest in securities of other investment companies (“underlying funds”). The Portfolio may be subject to the risks of the securities and other instruments described below through its own direct investments and indirectly through investments in the underlying funds.

• Market Risk. Overall market risk may affect the value of individual instruments in which the Portfolio invests. The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Portfolio’s performance. Factors such as domestic and foreign economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities market or other securities markets or adverse investor sentiment and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Portfolio and its investments and could result in decreases to the Portfolio’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Portfolio and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Portfolio performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

• Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Portfolio may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. Management risk includes the risk that the quantitative model used by the Adviser may not perform as expected, particularly in volatile markets. In addition, the Portfolio’s tactical asset allocation strategy may be unsuccessful and may cause the Portfolio to miss attractive investment opportunities while in a defensive position.

• Portfolio Turnover Risk. The Portfolio may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transaction and brokerage costs that may result in lower investment returns .

• Model Risk. The Portfolio will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors, which may result in a decline in the value of the Portfolio’s shares. Any imperfections or limitations in a model could affect the ability of the manager to implement strategies. By necessity, models make simplifying assumptions that limit their efficacy. Models relying on historical market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. In addition, the model may not adequately take into account certain factors, the data used in the model may be inaccurate, or the computer programming used to create quantitative models might contain one or more errors. Such errors might never be detected, or might be detected only after the Portfolio has sustained a loss (or reduced performance) related to such errors. Moreover, during periods of increased volatility or changing market conditions, the commonality of portfolio holdings and similarities between strategies of quantitative managers may amplify losses. An increasing number of market participants may rely on models that are similar to those used by the Adviser, which may result in a substantial number of market participants taking the same action with respect to an investment. Should one or more of these other market participants begin to divest themselves of one or more portfolio holdings, the Portfolio could suffer significant losses. In addition, changes in underlying market conditions can adversely affect the performance of a model.

• Rules-Based Strategy Risk. A rules-based investment strategy may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used may be inaccurate or the computer programming used to create a rules-based investment strategy might contain one or more errors. Moreover, during periods of increased volatility or changing market conditions the commonality of portfolio holdings and similarities between strategies of rules-based managers may amplify losses.

• Fixed Income Risk. When the Portfolio invests in fixed income securities or derivatives, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Portfolio. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio, possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio.

• Managed Volatility Strategy Risk. Securities purchased by the Portfolio may exhibit higher price volatility than anticipated and the Portfolio may not be less volatile than the market as a whole. In addition, there is no guarantee that the Adviser’s managed volatility strategy will consistently minimize market impact. While the Adviser’s managed volatility strategy may limit the Portfolio’s downside risk over time, the Portfolio also may experience lesser gains in a rising market. The Portfolio is not required to engage in trades that manage volatility and may not choose to do so.

• Asset Allocation Risk. Asset allocation risk is the risk that the selection by a manager of a fund in which the Portfolio invests and the allocation of the Portfolio’s assets among the various asset classes and market segments will cause the Portfolio to underperform other funds with similar investment objectives. The Portfolio’s investment in any one fund or asset class may exceed 25% of the Portfolio’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

• Bank Loan Risk. The Portfolio’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Portfolio will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

• Borrowing Risk. Borrowing for investment purposes creates leverage, which may increase the volatility of the Portfolio. Additionally, money borrowed will be subject to certain costs, such as commitment fees and the cost of maintaining minimum average balances, as well as interest. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Portfolio.

• Cash Positions Risk. The Portfolio may hold a significant position in cash and/or cash equivalent securities. When the Portfolio’s investment in cash or cash equivalent securities increases, the Portfolio may not participate in market advances or declines to the same extent that it would if the Portfolio were more fully invested.

• Counterparty Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Portfolio. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. Transactions in certain types of swaps (including credit default swaps) are also required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Portfolio’s counterparty is a clearing house, rather than a bank or broker. Since the Portfolio is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Portfolio will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Portfolio will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Portfolio, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Portfolio to pursue its investment strategy. Also, the Portfolio is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Portfolio’s behalf. While the documentation in place between the Portfolio and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the Portfolio could be subject to this execution risk if the Portfolio submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and the Portfolio could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict the Portfolio’s ability to engage in, or increase the cost to the Portfolio of, derivatives transactions, for example, by making some types of derivatives no longer available to the Portfolio or increasing margin or capital requirements. If the Portfolio is not able to enter into a particular derivatives transaction, the Portfolio’s investment performance and risk profile could be adversely affected as a result.

• Credit Risk. The risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security or a derivative contract is unwilling or unable to make timely payments to meet its contractual obligations. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

• Credit Default Swap Risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Portfolio bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

• Cybersecurity Risk. There is risk to the Portfolio of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

• Derivatives Risk. The derivative instruments in which the Portfolio may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Gap Risk. The Portfolio is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Portfolio can exit the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price.

• High-Yield Fixed Income Securities Risk. The fixed income securities held by the Portfolio that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such high-yield securities (commonly known as “junk bonds”) are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.

• Investment Companies and ETFs Risk. When the Portfolio invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Portfolio also will incur brokerage costs when it purchases and sells ETFs.

• Leveraging Risk. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks and small changes in the value of the underlying instrument may produce disproportionate losses to the Portfolio. The use of leverage may increase expenses and increase the impact of a Portfolio’s other risks. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• LIBOR Risk. The Portfolio may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process, which have subsequently resulted in investigations and fines. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Fund. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability of LIBOR presents risks to the Portfolio, including the risk that any pricing or adjustments to the Portfolio’s investments resulting from a substitute reference rate may adversely affect the Portfolio’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Portfolio, including any negative effects on the Portfolio’s liquidity and valuation of the Portfolio’s investments, issuers of instruments in which the Portfolio invests and financial markets generally.

• Liquidity Risk. Liquidity risk exists when particular investments of the Portfolio would be difficult to purchase or sell, possibly preventing the Portfolio from selling such illiquid securities at an advantageous time or price, or possibly requiring the Portfolio to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market.

• Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have recently reduced market support activities. Further reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• Money Market Instrument Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Portfolio invests.

• Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Portfolio and the risk that the Portfolio will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Portfolio or the counterparty in accordance with its terms. If a swap were to terminate, the Portfolio may be unable to implement its investment strategies and the Portfolio may not be able to seek to achieve its investment objective.

• Swaptions Risk. A swaption is an options contract on a swap agreement. These transactions give a party the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The Portfolio may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars.

• Underlying Fund Risk. The risk that the Portfolio’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Portfolio’s investments in underlying funds will achieve their respective investment objectives. The Portfolio is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

• Valuation Risk. The sale price that the Portfolio could receive for a portfolio security may differ from the Portfolio’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Portfolio’s portfolio may change on days when shareholders will not be able to purchase or sell the Portfolio’s shares.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Portfolio’s returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class N shares for each calendar year since the Portfolio’s inception. Returns for Class I shares, which are not presented in the bar chart, will vary from the returns of Class N shares. Class I shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Portfolio’s Class N and Class I shares over time to the performance of a broad-based market index. The performance information below does not reflect fees and expenses of any variable annuity contract or variable life insurance policy that may use the Portfolio as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by visiting www.redwoodmutualfunds.com or by calling 1-855-RED-FUND (733-3863).

Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31st: Class N Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	09/30/2016	4.99%
Lowest Quarter:	12/31/2015	-3.93%

Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Redwood Managed Volatility Portfolio		One Year	Five Years	Since Inception		Inception Date
Class N		8.83%	3.67%	3.26%	[1]	Oct. 20, 2014
Class I		9.34%		4.15%	[2]	Jan. 15, 2015
Bank of America Merrill Lynch U.S. 3-5 Year Treasury Index (reflects no deductions for fees, expenses or taxes)	[3]	5.21%	2.10%	1.92%	[4]
[1]	The inception date of the Portfolio's Class N Shares is October 20, 2014.
[2]	The inception date of the Portfolio's Class I Shares is January 15, 2015.
[3]	The Bank of America Merrill Lynch U.S. 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[4]	The inception date of the Bank of America Merrill Lynch U.S. 3-5 Year Treasury Index is October 20, 2014.